Related Party Transactions - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Jan. 08, 2021	Oct. 23, 2020
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note	$ 25,000	$ 25,000	$ 25,000
Restrictions on transfer period of time after business combination completion			30 days
Notes Payable, Related Parties	150,000	$ 150,000	$ 150,000
Repayment of promissory note - related party			150,000
Expenses incurred and paid	$ 30,000		$ 60,000
Private Placement
Related Party Transaction [Line Items]
Number of warrants to purchase shares issued	6,553,454		6,553,454
Number of shares issuable per warrant				1
Exercise price of warrants				$ 11.50
Proceeds from issuance of warrants			$ 13,100,000
Price of warrant	$ 2.00		$ 2.00
Private Placement | Class A Common Stock
Related Party Transaction [Line Items]
Number of shares issuable per warrant	1		1
Exercise price of warrants	$ 11.50		$ 11.50
Private Placement Warrants
Related Party Transaction [Line Items]
Number of warrants to purchase shares issued		6,553,454
Restrictions on transfer period of time after business combination completion		30 days
Proceeds from issuance of warrants		$ 13,100,000
Price of warrant		$ 2.00
Private Placement Warrants | Class A Common Stock
Related Party Transaction [Line Items]
Number of shares issuable per warrant		1
Exercise price of warrants		$ 11.50
Related Party Loans
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note					$ 300,000
Notes Payable, Related Parties				$ 0	$ 150,000
Loan conversion agreement warrant	$ 1,500,000		$ 1,500,000
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Notes Payable, Related Parties		$ 0
Loan conversion agreement warrant		$ 1,500,000
Price of warrant	$ 2.00	$ 2.00	$ 2.00
Administrative Services Agreement
Related Party Transaction [Line Items]
Repayment of promissory note - related party	$ 30,000		$ 60,000
Expenses per month		$ 10,000	$ 10,000